Income Taxes - Unrecognized Tax Benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits - January 1	$ 285,000,000	$ 288,000,000
Increases related to tax positions from prior years	18,000,000	16,000,000
Decreases related to tax positions from prior years	(28,000,000)	(23,000,000)
Increases related to tax provisions taken during the current year	23,000,000	30,000,000
Settlements with tax authorities	(33,000,000)	(11,000,000)
Lapses of statutes of limitation	(13,000,000)	(15,000,000)
Total Gross unrecognized tax benefits - December 31	252,000,000	285,000,000	288,000,000
Total amount of gross unrecognized tax benefits that would affect NCR's effective tax rate if realized	131,000,000
Recognized interest and penalties associated with uncertain tax positions	(11,000,000)	9,000,000	6,000,000
Interest and penalties accrued associated with uncertain tax positions	48,000,000	60,000,000
Significant change in unrecognized tax benefits is reasonably possible, estimated range of change, lower bound	8,000,000
Significant change in unrecognized tax benefits is reasonably possible, estimated range of change, upper bound	12,000,000
Undistributed earnings of foreign subsidiaries	$ 1,200,000,000